FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total assets	$ 89,385	$ 93,917
Total liabilities	38,099	37,849
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	961	1,489
Total liabilities	670	436
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	88	315
Total liabilities	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	438	806
Total liabilities	638	354
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	435	368
Total liabilities	32	82
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	327	360
Recurring fair value measurement | Derivative financial current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	327	332
Recurring fair value measurement | Derivative financial current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities		28
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities	343	76
Recurring fair value measurement | Derivative financial non-current liabilities | Level 1
Disclosure of fair value measurement of assets [line items]
Total liabilities	0	0
Recurring fair value measurement | Derivative financial non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Total liabilities	311	22
Recurring fair value measurement | Derivative financial non-current liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Total liabilities	32	54
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets	299	513
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	88	315
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Investments in equity instruments at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	211	198
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets	224	170
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	224	170
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets	305	643
Recurring fair value measurement | Derivative financial current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	305	643
Recurring fair value measurement | Derivative financial current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets	133	163
Recurring fair value measurement | Derivative financial non-current assets | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Recurring fair value measurement | Derivative financial non-current assets | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	133	163
Recurring fair value measurement | Derivative financial non-current assets | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0